As filed with the Securities and Exchange Commission on August 6, 2026

File Nos. 333-215942 and 811-22398

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 163	☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 166	☒

(Check appropriate box or boxes)

Spinnaker ETF Series

(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, Rocky Mount, NC 27804

(Address of Principal Executive Offices)

252-972-9922

(Registrant’s Telephone Number, including Area Code)

Paracorp Incorporated

2140 S. DuPont Hwy., Camden, DE 19934

(Name and Address of Agent for Service)

With Copies to:

Shawn A. Hendricks, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27804

As soon as practicable after the Effective Date of this Registration Statement

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 17, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 17, 2026 as the new effective date of Post-Effective Amendment No. 157 to the Registration Statement filed on June 9, 2026 for the Indexperts Gorilla Aggressive Growth ETF and Indexperts Quality Earnings Focused ETF.

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 157 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 6th day of August 2026.

SPINNAKER ETF SERIES

By:	/s/ Tracie A. Coop*
Tracie A. Coop
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas Galloway*	Trustee and Chairman	August 6, 2026
Thomas Galloway

/s/ Jesse Samuel Eberdt, III*	Trustee	August 6, 2026
Jesse Samuel Eberdt, III

/s/ Katherine M. Honey*	President and Principal Executive Officer	August 6, 2026
Katherine M. Honey

/s/ Peter McCabe*	Treasurer, Principal Financial Officer,
Peter McCabe	and Principal Accounting Officer	August 6, 2026

/s/ Tracie A. Coop
*By:	Tracie A. Coop
Attorney-in-Fact pursuant to Powers of Attorney, dated December 17, 2019, as filed on January 8, 2020 and the Power-of-Attorney dated May 22, 2023 as filed on August 17, 2023.